Property of Plant and Equipment - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 53,557,065	$ 53,774,641
Interest and exchange rate differences capitalized	$ 794,591
Interest and exchange rate differences capitalized | %	7.00%
Impairment loss, property plant and equipment	$ 946,954
Cement masonry cement and lime cash generating unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	13.40%
Concrete cash generating unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	13.40%
Aggregates cash generating units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	13.40%
Impairment loss, cash generating unit	$ 162,506
Rail services cash generating unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	14.40%
Impairment loss, cash generating unit	$ 784,448
Cement plant works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 23,779,437